Other Assets (Tables)	12 Months Ended
Mar. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Other Assets

	March 31,
	2019	2018
Prepayment of land leased from ILA (1)	$13,480	$13,709
Intangible assets and deferred costs, net (2)	8,852	7,092
Goodwill	7,191	7,201
Severance pay fund (3)	1,350	1,657
Other	195	293
	$31,068	$29,952

(1)

The ILA lease agreements are standard agreements covering substantial portions of the land of Israel.  The standard agreements call for a Lease Period of 49 years, with an option for one additional Lease Period (i.e., total of 98 years).  A majority of the Company’s leases are in the beginning of the second 49 year period, and the remaining leases still in the first 49 year period have the option for the one additional lease period.  This amount was prepaid.  See Note 2.j.

(2)	See Note 8.
(3)

Under Israeli law, the Company is required to make severance or pension payments to dismissed employees and to employees terminating employment under certain other circumstances.  Deposits are made with a pension fund or other insurance plans to secure pension and severance rights for the employees in Israel.  These amounts represent the balance of the deposits in those funds (including profits) that will be used to cover the Company’s severance obligations.  See Note 12.b.

Pension, Retirement Savings and Severance Expenses	The subsidiaries’ matching contribution to the plan was $1,254, $1,195 and $1,080 for the years ended March 31, 2019, 2018 and 2017, respectively.

	Years ended March 31,
	2019	2018	2017
Pension, retirement savings and severance expenses	$5,924	$6,058	$5,751